MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO                 ANNUAL REPORT

                                                               February 16, 1999

Dear Contract Owner,

We are pleased to present you with the annual report for the Mitchell Hutchins Series Trust -- Balanced Portfolio for the fiscal year ended December 31, 1998.

MARKET REVIEW
----------------------------------------------------------------------------
[BARS ICON]

The U.S. market experienced both positives and negatives during the first half of 1998: stable interest rates and low inflation on one hand, and the continuing Asian crisis and worries about corporate earnings on the other. The market became extremely volatile in August when investors pulled money out of stocks in response to increased global uncertainty. Concerns about exposure to over-leveraged hedge funds and emerging markets caused a sell-off in financial-services stocks as investors backed away from potential credit quality and liquidity problems. Weakness in global markets also hurt U.S. companies sensitive to export growth.

   The stock market rallied, however, after the Federal Reserve cut interest rates in September, October and November, and other central banks followed suit in anticipation of the new euro currency. Many sectors that had lagged from August through October -- especially technology and financial services -- rebounded by year-end. The S&P 500 Index gained 28.6% for the full year -- its fourth straight year of gains over 20%. In addition, the rally broadened beyond the largest 20 or so stocks in the Index to include some mid- and small-capitalization stocks.

PORTFOLIO REVIEW
----------------------------------------------------------------------------

   The Portfolio employs a disciplined, model-based approach to calculate expected returns for U.S. stocks, bonds and cash. Based on consensus expectations for key economic variables such as interest rates, profit growth and inflation, as well as fundamental valuation techniques, the Portfolio seeks to determine whether the expected return from stocks is sufficient to offset the additional risk when compared to bonds and money-market instruments. Portfolio assets are allocated according to the model, with a minimum allocation of 25% in bonds and cash.

   The Portfolio began the year with a 70% allocation to stocks, above its normal weighting of 60%. During the first half of the year we reduced the stock allocation to 55%. At the end of August, our monthly survey indicated an improved outlook for stocks and a declining outlook for bonds. This change prompted us in September to increase stocks to a 65% allocation and to decrease bonds and cash to 35%. After the volatility in the fall, the model again pointed to an increase in stocks. The Portfolio accordingly ended the year overweighted in stocks and cash, and underweighted in bonds.

ANNUAL REPORT

ASSET ALLOCATION(1)

---------------------
Stocks          69.4%
Bonds           19.0
Cash            11.6
---------------------

TOP FIVE STOCK SECTORS(1)

---------------------------------
Consumer cyclical           27.9%
Technology                  16.9
Financial services          16.4
Healthcare                  13.9
Utilities                   11.9
---------------------------------

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Margo Alexander
MARGO ALEXANDER
President
Mitchell Hutchins Asset Management Inc.

(1) All weightings represent percentages of portfolio assets as of December 31, 1998. The Portfolio is actively managed and all weightings are subject to change.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO                 ANNUAL REPORT

PERFORMANCE AT A GLANCE
----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED PORTFOLIO AND THE S&P 500 INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            BALANCED PORTFOLIO    S&P 500 INDEX
12/31/88                $10,000           $10,000
3/31/89                  $9,848           $10,709
6/30/89                 $10,285           $11,653
9/30/89                 $10,674           $12,898
12/31/89                $10,662           $13,163
3/31/90                 $10,570           $12,768
6/30/90                 $10,868           $13,570
9/30/90                 $10,333           $11,707
12/31/90                $10,940           $12,755
3/31/91                 $11,706           $14,604
6/30/91                 $11,706           $14,569
9/30/91                 $12,101           $15,347
12/31/91                $12,992           $16,632
3/31/92                 $12,741           $16,213
6/30/92                 $12,844           $16,520
9/30/92                 $13,335           $17,042
12/31/92                $13,661           $17,899
3/31/93                 $14,213           $18,680
6/30/93                 $14,377           $18,769
9/30/93                 $14,953           $19,253
12/31/93                $15,808           $19,701
3/31/94                 $15,027           $18,956
6/30/94                 $14,193           $19,034
9/30/94                 $14,578           $19,963
12/31/94                $14,292           $19,958
3/31/95                 $15,266           $21,899
6/30/95                 $16,390           $23,986
9/30/95                 $17,079           $25,891
12/31/95                $17,618           $27,447
3/31/96                 $18,211           $28,919
6/30/96                 $18,639           $30,213
9/30/96                 $19,216           $31,144
12/31/96                $20,581           $33,738
3/31/97                 $20,600           $34,645
6/30/97                 $23,157           $40,687
9/30/97                 $25,773           $43,730
12/31/97                $25,699           $44,987
3/31/98                 $28,307           $51,258
6/30/98                 $28,693           $52,956
9/30/98                 $26,266           $47,697
12/31/98                $30,020           $57,845

   The graph depicts the performance of the Balanced Portfolio versus the S&P 500 Index, for the 10-year period ended December 31, 1998. It is important to note that the Balanced Portfolio is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 12/31/98

------------------------
One Year          16.81%
Five Years        13.69
Ten Years         11.62
Life*             11.86
------------------------

* Life = return since commencement of operations on 6/1/88.

   Past performance does not guarantee future performance. Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

   The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Sources: Lipper Inc. and PaineWebber Inc.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 1998

 NUMBER OF
  SHARES                                                                                                   VALUE
-----------                                                                                              ----------
COMMON STOCKS--79.15%
AIRLINES--1.54%
     2,900   Alaska Air Group Inc......................................................................  $  128,325
     2,000   AMR Corp.*................................................................................     118,750
     3,700   US Airways Group, Inc.*...................................................................     192,400
                                                                                                         ----------
                                                                                                            439,475
                                                                                                         ----------
APPAREL, TEXTILES--0.45%
     4,100   Westpoint Stevens Inc.*...................................................................     129,406
                                                                                                         ----------
BANKS--1.63%
     1,500   Bank One Corp.............................................................................      76,594
     4,400   Chase Manhattan Corp......................................................................     299,475
     1,300   Mellon Bank Corp..........................................................................      89,375
                                                                                                         ----------
                                                                                                            465,444
                                                                                                         ----------
COMPUTER HARDWARE--5.06%
     5,362   Cisco Systems Inc.*.......................................................................     497,661
     5,000   Compaq Computer Corp......................................................................     209,688
     4,200   Dell Computer Corp.*......................................................................     307,387
     3,300   Hewlett-Packard Co........................................................................     225,431
     1,100   International Business Machines...........................................................     203,225
                                                                                                         ----------
                                                                                                          1,443,392
                                                                                                         ----------
COMPUTER SOFTWARE--4.50%
     1,800   BMC Software Inc.*........................................................................      80,213
     6,800   Cadence Design Systems, Inc.*.............................................................     202,300
     1,800   Compuware Corp.*..........................................................................     140,625
     6,150   Networks Associated Inc.*.................................................................     407,437
     9,100   Sterling Software Inc.*...................................................................     246,269
     6,000   Unisys Corp.*.............................................................................     206,625
                                                                                                         ----------
                                                                                                          1,283,469
                                                                                                         ----------
CONSUMER DURABLES--2.33%
     5,500   Furniture Brands International Inc.*......................................................     149,875
     3,300   HON Industries Inc........................................................................      78,994
     7,000   Maytag Corp...............................................................................     435,750
                                                                                                         ----------
                                                                                                            664,619
                                                                                                         ----------
DEFENSE/AEROSPACE--1.24%
     3,225   Allied-Signal Inc.........................................................................     142,908
     1,500   Lockheed Martin Corp......................................................................     127,125
     1,900   Precision Castparts Corp..................................................................      84,075
                                                                                                         ----------
                                                                                                            354,108
                                                                                                         ----------
DIVERSIFIED RETAIL--4.31%
     6,800   Dayton Hudson Corp........................................................................     368,900
     4,100   Family Dollar Stores Inc..................................................................      90,200
     7,300   Federated Department Stores Inc.*.........................................................     318,006
     5,600   Fred Meyer Inc.*..........................................................................     337,400
     3,700   Saks Inc.*................................................................................     116,781
                                                                                                         ----------
                                                                                                          1,231,287
                                                                                                         ----------
 NUMBER OF
  SHARES                                                                                                   VALUE
-----------                                                                                              ----------

DRUGS & MEDICINE--8.29%
     6,900   American Home Products Corp...............................................................  $  388,556
     5,150   Amerisource Health Corp.*.................................................................     334,750
     4,900   Biogen Inc.*..............................................................................     406,700
     2,500   Bristol-Myers Squibb Co...................................................................     334,531
     2,200   Elan Corp. PLC, ADR*......................................................................     153,038
     5,000   Schering-Plough Corp......................................................................     276,250
     7,500   Watson Pharmaceuticals Inc.*..............................................................     471,562
                                                                                                         ----------
                                                                                                          2,365,387
                                                                                                         ----------
ELECTRIC UTILITIES--3.20%
     6,000   Carolina Power & Light Co.................................................................     282,375
     2,500   Consolidated Edison Co. New York, Inc.....................................................     132,188
     2,600   Duke Energy Co............................................................................     166,562
     3,600   Energy East Corp..........................................................................     203,400
     3,500   Utilicorp United Inc......................................................................     128,406
                                                                                                         ----------
                                                                                                            912,931
                                                                                                         ----------
ELECTRICAL EQUIPMENT--1.10%
     4,600   SCI Systems Inc.*.........................................................................     265,650
       700   Tellabs Inc.*.............................................................................      47,994
                                                                                                         ----------
                                                                                                            313,644
                                                                                                         ----------
ELECTRICAL POWER--0.50%
     3,000   AES Corp..................................................................................     142,125
                                                                                                         ----------
ENERGY RESERVES & PRODUCTION--0.63%
     3,000   Amoco Corp................................................................................     181,125
                                                                                                         ----------
ENVIRONMENTAL SERVICES--0.52%
     3,200   Waste Management Inc......................................................................     149,200
                                                                                                         ----------
FINANCIAL SERVICES--0.61%
     5,500   CIT Group, Inc............................................................................     174,969
                                                                                                         ----------
FOOD RETAIL--0.62%
     2,900   Safeway Inc.*.............................................................................     176,719
                                                                                                         ----------
FOREST PRODUCTS, PAPER--0.62%
     4,400   Fort James Corp...........................................................................     176,000
                                                                                                         ----------
GAS UTILITY--0.31%
     1,550   Columbia Energy Group.....................................................................      89,513
                                                                                                         ----------
INDUSTRIAL PARTS--5.25%
     2,050   American Standard Companies Inc.*.........................................................      73,800
     4,600   Ingersoll Rand Co.........................................................................     215,912
     4,400   Lucasvarity Plc ADR.......................................................................     147,400
    12,400   Mettler Toledo International Inc.*........................................................     347,975
     3,500   SPX Corp.*................................................................................     234,500
     4,400   United Technologies Corp..................................................................     478,500
                                                                                                         ----------
                                                                                                          1,498,087
                                                                                                         ----------
INDUSTRIAL SERVICES/SUPPLIES--1.40%
     5,300   Tyco International Ltd....................................................................     399,819
                                                                                                         ----------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

 NUMBER OF
  SHARES                                                                                                   VALUE
-----------                                                                                              ----------
COMMON STOCKS--(CONCLUDED)
INFORMATION & COMPUTER SERVICES--1.51%
     3,800   Computer Sciences Corp.*..................................................................  $  244,862
     3,600   Valassis Communications Inc.*.............................................................     185,850
                                                                                                         ----------
                                                                                                            430,712
                                                                                                         ----------
LEISURE--1.41%
     5,600   Eastman Kodak Co..........................................................................     403,200
                                                                                                         ----------
LIFE INSURANCE--4.30%
     4,700   American General Corp.....................................................................     366,600
     2,700   CIGNA Corp................................................................................     208,744
     4,600   Conseco Inc...............................................................................     140,587
     5,000   Protective Life Corp......................................................................     199,062
     5,200   Reliastar Financial Corp..................................................................     239,850
       900   SunAmerica Inc............................................................................      73,013
                                                                                                         ----------
                                                                                                          1,227,856
                                                                                                         ----------
LONG DISTANCE & PHONE COMPANIES--6.02%
     1,700   AT&T Corp.................................................................................     127,925
     4,700   Bell Atlantic Corp........................................................................     249,100
    10,600   BellSouth Corp............................................................................     528,675
     4,100   GTE Corp..................................................................................     266,500
     7,600   MCI Worldcom Inc.*........................................................................     545,300
                                                                                                         ----------
                                                                                                          1,717,500
                                                                                                         ----------
MEDIA--0.46%
     2,000   Fox Entertainment Group Inc.*.............................................................      50,375
     3,000   Infinity Broadcasting Corp.*..............................................................      82,125
                                                                                                         ----------
                                                                                                            132,500
                                                                                                         ----------
MEDICAL PRODUCTS--0.73%
     4,500   Allegiance Corp...........................................................................     209,812
                                                                                                         ----------
MEDICAL PROVIDERS--2.07%
     5,200   Health Management Associates Inc.*........................................................     112,450
     6,600   Tenet Healthcare Corp.*...................................................................     173,250
     3,500   Wellpoint Health Networks Inc.*...........................................................     304,500
                                                                                                         ----------
                                                                                                            590,200
                                                                                                         ----------
MINING & METALS--0.89%
     4,100   Martin Marietta Materials Inc.............................................................     254,969
                                                                                                         ----------
MOTOR VEHICLES--1.64%
     2,600   Borg Warner Automotive Inc................................................................     145,113
     5,500   Ford Motor Co.............................................................................     322,781
                                                                                                         ----------
                                                                                                            467,894
                                                                                                         ----------
OIL REFINING--1.45%
     1,900   British Petroleum PLC, ADR................................................................     170,288
     7,000   Coastal Corp..............................................................................     244,562
                                                                                                         ----------
                                                                                                            414,850
                                                                                                         ----------
OIL SERVICES--0.40%
     2,500   Schlumberger Ltd..........................................................................     115,312
                                                                                                         ----------
 NUMBER OF
  SHARES                                                                                                   VALUE
-----------                                                                                              ----------

OTHER INSURANCE--4.98%
     5,800   ACE Ltd...................................................................................  $  199,738
     4,200   Allstate Corp.............................................................................     162,225
     2,550   Ambac Inc.................................................................................     153,478
     3,200   American International Group Inc..........................................................     309,200
     3,600   Everest Reinsurance Holdings Inc..........................................................     140,175
     2,500   Exel Ltd..................................................................................     187,500
     1,500   Loews Corp................................................................................     147,375
     3,900   Travelers Property Casualty Corp..........................................................     120,900
                                                                                                         ----------
                                                                                                          1,420,591
                                                                                                         ----------
REAL PROPERTY--0.88%
     3,000   Chelsea GCA Realty Inc....................................................................     106,875
     3,600   LaFarge Corp..............................................................................     145,800
                                                                                                         ----------
                                                                                                            252,675
                                                                                                         ----------
RESTAURANTS--0.51%
     4,950   CKE Restaurants Inc.......................................................................     145,716
                                                                                                         ----------
SECURITIES & ASSET MANAGEMENT--0.75%
     3,000   Morgan Stanley Dean Witter & Co...........................................................     213,000
                                                                                                         ----------
SEMICONDUCTOR--2.46%
     5,900   Applied Materials, Inc.*..................................................................     251,856
     1,800   Intel Corp................................................................................     213,413
     3,400   Uniphase Corp.*...........................................................................     235,875
                                                                                                         ----------
                                                                                                            701,144
                                                                                                         ----------
SPECIALTY RETAIL--2.89%
     8,100   Office Depot Inc.*........................................................................     299,194
     2,400   Staples Inc.*.............................................................................     104,850
     7,000   Williams Sonoma Inc.*.....................................................................     282,187
     4,300   Zale Corp.*...............................................................................     138,675
                                                                                                         ----------
                                                                                                            824,906
                                                                                                         ----------
THRIFT--0.79%
     4,000   Dime Bancorp Inc..........................................................................     105,750
     3,400   Greenpoint Financial Corp.................................................................     119,425
                                                                                                         ----------
                                                                                                            225,175
                                                                                                         ----------
TOBACCO--0.90%
     4,800   Philip Morris Companies Inc...............................................................     256,800
                                                                                                         ----------
Total Common Stocks (cost--$16,759,386)................................................................  22,595,531
                                                                                                         ----------
PREFERRED STOCK--0.70%
INDUSTRIAL PARTS--0.70%
     3,000   Federal Mogul Financing Trust+ (cost--$150,000)...........................................     199,125
                                                                                                         ----------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

PRINCIPAL
 AMOUNT                                                        MATURITY               INTEREST
  (000)                                                         DATES                  RATES               VALUE
---------                                                --------------------    ------------------     -----------
CORPORATE BONDS--4.32%
FINANCIAL SERVICES--0.72%
 $    98    Associates Corp. N.A.....................          11/01/08                     6.250 %     $   101,118
     105    Household International Netherlands
              B.V....................................          12/01/03                     6.200           105,652
                                                                                                        -----------
                                                                                                            206,770
                                                                                                        -----------
INDUSTRIAL SERVICES/SUPPLIES--0.49%
     140    Tyco International Group S A.............          06/15/01                     6.125           141,396
                                                                                                        -----------
INSURANCE--1.85%
     100    American Re Corp.........................          12/15/26                     7.450           114,586
     125    Hartford Financial Services Group Inc....          11/01/08                     6.375           126,167
     100    Loews Corp...............................          12/15/06                     6.750           105,643
     150    Lumbermans Mutual Casualty Co............          07/01/26                     9.150           181,064
                                                                                                        -----------
                                                                                                            527,460
                                                                                                        -----------
MEDIA--0.39%
     100    News America Holdings Inc................          10/17/96                     8.250           111,084
                                                                                                        -----------
TOBACCO--0.60%
     150    Phillip Morris Companies Inc.............          01/15/27                     7.750           170,224
                                                                                                        -----------
YANKEE BONDS--0.27%
      75    Canadian Imperial Bank of Commerce.......          08/01/00                     6.200            75,966
                                                                                                        -----------
Total Corporate Bonds (cost--$1,155,347).............                                                     1,232,900
                                                                                                        -----------
CONVERTIBLE BOND--0.76%
MEDICAL PROVIDERS--0.76%
     200    Omnicare Inc. (cost--$200,000)...........          12/01/07                     5.000           216,250
                                                                                                        -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--7.61%
     600    Federal National Mortgage Association
              MTN....................................    01/22/03 to 11/21/07      5.700 to 6.550           612,464
     951    U.S. Treasury Bonds......................    08/15/13 to 11/15/27     6.125 to 12.000         1,160,259
     377    U.S. Treasury Notes......................    04/30/02 to 05/15/08      5.625 to 6.625           401,731
                                                                                                        -----------
Total U.S. Government Obligations
  (cost--$2,159,787).................................                                                     2,174,454
                                                                                                        -----------
MORTGAGE BACKED SECURITIES--9.13%
FEDERAL HOME LOAN MORTGAGE CORPORATION--2.15%
     415    FHLMC....................................          07/15/03                     5.750           426,537
     185    FHLMC....................................          03/18/08                     6.220           188,521
                                                                                                        -----------
                                                                                                            615,058
                                                                                                        -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.48%
      24    FNMA.....................................          07/01/28                     6.500            23,725
      78    FNMA.....................................          01/01/26                     7.500            80,555
      81    FNMA.....................................          02/01/25                     9.000            85,610
      40    FNMA.....................................          02/01/25                     9.500            42,766
      50    FNMA TBA.................................            TBA                        6.500            50,344
     430    FNMA TBA.................................            TBA                        6.000           424,448
                                                                                                        -----------
                                                                                                            707,448
                                                                                                        -----------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

PRINCIPAL
 AMOUNT                                                        MATURITY               INTEREST
  (000)                                                         DATES                  RATES               VALUE
---------                                                --------------------    ------------------     -----------
MORTGAGE BACKED SECURITIES--(CONCLUDED)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.86%
 $   496    GNMA.....................................          11/15/17                     8.500 %     $   530,975
                                                                                                        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS--2.64%
      96    Amresco Commercial Mortgage Funding I
              Corp. Series 1997-C1, Class A1.........          06/17/29                     6.730            99,311
      84    CS First Boston Mortgage Securities
              Corp., Series 1997-2, Class A+.........          06/25/20                     7.500            85,723
      68    DLJ Mortgage Acceptance Corp., Series
              1997-CF1, Class A1A+...................          05/15/06                     7.400            71,050
      60    FDIC REMIC Series 1996-C1 Class 1A.......          05/25/26                     6.750            60,339
      47    FDIC REMIC Trust 1994-C1, Class 2A2......          09/25/25                     7.850            46,958
      43    FNMA REMIC Series 1996-M4 Class A........          03/17/17                     7.750            42,754
      53    FNMA REMIC Series 1996-M6 Class E........          09/17/19                     7.750            53,285
      87    GMAC Commercial Mortgage Security, Series
              1996-C1, Class A2A.....................          09/15/03                     6.790            89,382
     101    Merrill Lynch Mortgage Investments Inc.,
              Series 1996-C1, Class A1...............          04/25/28                     7.150           103,432
      97    Morgan Stanley Capital I Inc., Series
              1997-WF1, Class A1+....................          10/15/06                     6.830           100,698
                                                                                                        -----------
                                                                                                            752,932
                                                                                                        -----------
Total Mortgage Backed Securities
  (cost--$2,586,025).................................                                                     2,606,413
                                                                                                        -----------
SHORT TERM GOVERNMENT SECURITIES--12.23%
   3,500    U.S. Treasury Bills@
              (cost--$3,491,467).....................          01/21/99            4.340 to 4.440         3,491,467
                                                                                                        -----------
REPURCHASE AGREEMENT--1.14%
     325    Repurchase Agreement dated 12/31/98 with
              State Street Bank & Trust Company,
              collateralized by $321,339 U.S.
              Treasury Notes, 6.00% due 08/15/99
              (value-$331,782); proceeds: $325,144
              (cost--$325,000).......................          01/04/99                     4.000           325,000
                                                                                                        -----------
Total Investments (cost--$26,827,012)--115.04%.......                                                    32,841,140
Liabilities in excess of other assets--(15.04)%......                                                    (4,292,544)
                                                                                                        -----------
Net Assets--100.00%..................................                                                   $28,548,596
                                                                                                        -----------
                                                                                                        -----------

-----------------

*          Non-income producing security
+          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@          Interest rate shown is the discount rate at date of purchase.
ADR        American Depositary Receipt
MTN        Medium Term Note
REMIC      Real Estate Mortgage Investment Conduit
TBA        To Be Assigned--Securities are purchased on a forward commitment with an approximate (generally +/- 1.0%) principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 1998

ASSETS
Investments, at value (cost--$26,827,012).............................................................  $32,841,140
Cash..................................................................................................        1,656
Receivable for investments sold.......................................................................      292,847
Dividends and interest receivable.....................................................................       88,942
Other assets..........................................................................................        4,874
                                                                                                        -----------
Total assets..........................................................................................   33,229,459
                                                                                                        -----------

LIABILITIES
Dividends payable.....................................................................................    4,160,653
Payable to investment adviser and administrator.......................................................       20,254
Payable for investments purchased.....................................................................      473,730
Accrued expenses and other liabilities................................................................       26,226
                                                                                                        -----------
Total liabilities.....................................................................................    4,680,863
                                                                                                        -----------

NET ASSETS
Beneficial interest shares of $0.001 par value outstanding--2,473,782 (unlimited number authorized)...   22,539,378
Distributions in excess of net investment income......................................................       (1,486)
Accumulated net realized losses from investments......................................................       (3,424)
Net unrealized appreciation of investments............................................................    6,014,128
                                                                                                        -----------
Net assets............................................................................................  $28,548,596
                                                                                                        -----------
                                                                                                        -----------
Net asset value, offering price and redemption value per share........................................       $11.54
                                                                                                        -----------
                                                                                                        -----------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                                      FOR THE
                                                                                                                    YEAR ENDED
                                                                                                                 DECEMBER 31, 1998
                                                                                                                 -----------------

INVESTMENT INCOME:
Interest.......................................................................................................    $     775,001
Dividends......................................................................................................          240,362
                                                                                                                 -----------------
                                                                                                                       1,015,363
                                                                                                                 -----------------

EXPENSES:
Investment advisory and administration.........................................................................          249,460
Legal and audit................................................................................................           23,191
Custody and accounting.........................................................................................           21,269
Reports and notices to shareholders............................................................................           18,784
Trustees' fees.................................................................................................            7,500
Transfer agency fees and related service expenses..............................................................            1,500
Other expenses.................................................................................................              819
                                                                                                                 -----------------
                                                                                                                         322,523
                                                                                                                 -----------------
Net investment income..........................................................................................          692,840
                                                                                                                 -----------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investments............................................................................        3,474,310
Net change in unrealized appreciation/depreciation of investments..............................................        1,039,874
                                                                                                                 -----------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENTS.............................................................        4,514,184
                                                                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................................................    $   5,207,024
                                                                                                                 -----------------
                                                                                                                 -----------------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                             FOR THE YEARS
                                                                                                           ENDED DECEMBER 31,
                                                                                                      ----------------------------
                                                                                                          1998           1997
                                                                                                      -------------  -------------
FROM OPERATIONS:
Net investment income...............................................................................   $   692,840    $   684,260
Net realized gains from investments.................................................................     3,474,310      5,140,177
Net change in unrealized appreciation/depreciation of investments...................................     1,039,874      1,635,208
                                                                                                      -------------  -------------
Net increase in net assets resulting from operations................................................     5,207,024      7,459,645
                                                                                                      -------------  -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................................................      (670,147)      (697,200)
Net realized gains from investments.................................................................    (3,490,506)    (5,137,670)
                                                                                                      -------------  -------------
                                                                                                        (4,160,653)    (5,834,870)
                                                                                                      -------------  -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares................................................................     2,174,591      1,683,192
Cost of shares repurchased..........................................................................    (8,713,360)    (8,416,342)
Proceeds from dividends reinvested..................................................................     5,829,680      4,095,996
                                                                                                      -------------  -------------
Net decrease in net assets from beneficial interest transactions....................................      (709,089)    (2,637,154)
                                                                                                      -------------  -------------
Net increase (decrease) in net assets...............................................................       337,282     (1,012,379)

NET ASSETS:
Beginning of year...................................................................................    28,211,314     29,223,693
                                                                                                      -------------  -------------
End of year.........................................................................................   $28,548,596    $28,211,314
                                                                                                      -------------  -------------
                                                                                                      -------------  -------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Mitchell Hutchins Series Trust--Balanced Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of each Portfolio are offered only to insurance company separate accounts that fund benefits under certain variable contracts.

  The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, these securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), and investment advisor and administrator of the Portfolio, as the primary market for the Portfolio. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities (other than short-term debt securities described below) are valued at the last quoted bid price available in the OTC market prior to the time of valuation. When market quotations are unavailable, valuations are based upon appraisals received from a pricing service using a computerized matrix system or appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. The amortized cost method of valuation, which approximates market value, is used to value short-term debt obligations with sixty days or less remaining to maturity, unless the Fund's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees.

  REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's board of trustees has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and paid monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets.

  For the year ended December 31, 1998, the Portfolio paid $54 in brokerage commissions to PaineWebber for transactions executed on behalf of the Portfolio.

SECURITIES LENDING

  The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. PaineWebber, the Portfolio's lending agent, received compensation of $1,725 from the Portfolio for the year ended December 31, 1998.

  For the year ended December 31, 1998, the Portfolio earned $4,401 net of fees, rebates and expenses, for securities lending transactions. At December 31, 1998, there were no securities on loan from the Portfolio.

BANK LINE OF CREDIT

  The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on

NOTES TO FINANCIAL STATEMENTS

the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowing. For the year ended December 31, 1998, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at December 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

  At December 31, 1998, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost).................  $6,311,374
Gross depreciation (investments having an excess of cost over value).................    (297,246)
                                                                                       ----------
Net unrealized appreciation of investments...........................................  $6,014,128
                                                                                       ----------
                                                                                       ----------

  For the year ended December 31, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $56,541,114 and $65,417,659, respectively.

FEDERAL TAX STATUS

  The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

  To reflect reclassifications arising from permanent "book/tax" differences for the year ended December 31, 1998, the Portfolio's undistributed net investment income was decreased by $16,818, accumulated net realized gains/losses from investments were increased by $25,496 and capital stock was decreased by $8,678.

SHARES OF BENEFICIAL INTEREST

  There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Portfolio was as follows:

                                                                               FOR THE YEARS ENDED
                                                                                   DECEMBER 31,
                                                                               --------------------
                                                                                 1998       1997
                                                                               ---------  ---------
Shares sold..................................................................    180,169    132,366
Shares redeemed..............................................................   (711,812)  (688,789)
Dividends reinvested.........................................................    514,535    378,119
                                                                               ---------  ---------
Net decrease.................................................................    (17,108)  (178,304)
                                                                               ---------  ---------
                                                                               ---------  ---------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                           -----------------------------------------------------
                                                                             1998       1997       1996*      1995       1994
                                                                           ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year.......................................  $   11.33  $   10.95  $   10.70  $    9.54  $   11.95
                                                                           ---------  ---------  ---------  ---------  ---------
Net investment income....................................................       0.28       0.28       0.29       0.35       0.30
Net realized and unrealized gains (losses) from investments..............       1.61       2.44       1.49       1.88      (1.44)
                                                                           ---------  ---------  ---------  ---------  ---------
Net increase (decrease) from investment operations.......................       1.89       2.72       1.78       2.23      (1.14)
                                                                           ---------  ---------  ---------  ---------  ---------
Dividends from net investment income.....................................      (0.27)     (0.28)     (0.28)     (0.35)     (0.30)
Distributions from net realized gains on investments.....................      (1.41)     (2.06)     (1.25)     (0.72)     (0.97)
                                                                           ---------  ---------  ---------  ---------  ---------
Total dividends and distributions........................................      (1.68)     (2.34)     (1.53)     (1.07)     (1.27)
                                                                           ---------  ---------  ---------  ---------  ---------
Net asset value, end of year.............................................  $   11.54  $   11.33  $   10.95  $   10.70  $    9.54
                                                                           ---------  ---------  ---------  ---------  ---------
                                                                           ---------  ---------  ---------  ---------  ---------
Total investment return(1)...............................................      16.81%     24.86%     16.82%     23.27%     (9.59)%
                                                                           ---------  ---------  ---------  ---------  ---------
                                                                           ---------  ---------  ---------  ---------  ---------
Ratios/Supplemental Data:
Net assets, end of year (000's)..........................................  $  28,549  $  28,211  $  29,224  $  23,413  $  23,263
Expenses to average net assets...........................................       0.97%      1.19%      1.24%      1.09%      1.03%
Net investment income to average net assets..............................       2.08%      2.06%      2.29%      2.88%      2.30%
Portfolio turnover.......................................................        177%       169%       235%       171%       112%

-----------------

*          Prior to the close of business on January 26, 1996, the Balanced Portfolio was known as the Asset Allocation Portfolio.
(1)        Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust--Balanced Portfolio

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust--Balanced Portfolio (the "Portfolio") (one of the Portfolios constituting Mitchell Hutchins Series Trust) (the "Fund") as of December 31, 1998 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins Series Trust--Balanced Portfolio at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

New York, New York
February 11, 1999

ANNUAL REPORT


MITCHELL

HUTCHINS SERIES TRUST


BALANCED PORTFOLIO




DECEMBER 31, 1998




-C-1999 PaineWebber Incorporated